Condensed Consolidated Statements of Cash Flow (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Cash flow provided by (used in) Operating activities
Net loss for the period	$ (2,922)	$ (6,372)
Adjustments for non-cash items:
Depletion and amortization	1,902	1,323
Income tax (recovery) expense	(31)	845
Share-based compensation	765	135
Interest and accretion expense	739	255
Unrealized loss on currency hedges	21	1,837
Loss on disposal of mineral rights		188
Unrealized loss on marketable securities and purchase warrants	543	19
Taxes paid	(98)	(79)
Operating cash flows before changes in working capital	919	(1,849)
Changes in non-cash working capital
Trade receivables	528	1,615
VAT recoverable	592	4
Inventories	(597)	233
Other assets	(170)	(79)
Trade payables	(1,890)	85
VAT payable	(207)	95
Net cash (used in) from operating activities	(825)	104
Investing activities
Purchase of property, plant and equipment	(884)	(3,029)
Purchase of mineral rights	(75)
Payments received under earn-in agreement	75
Loan to Otis Gold Corp.		(355)
Net cash used in investing activities	(884)	(3,384)
Financing activities
Proceeds from Credit Facility		5,871
Proceeds from options and warrants exercised	18
Lease payments	(123)	(82)
Interest paid	(15)	(8)
Net cash (used in) from financing activities	(120)	5,781
Effect of exchange rate changes on cash and cash equivalents	(50)	(403)
Change in cash and cash equivalents	(1,879)	2,098
Cash and cash equivalents - Beginning of the period	8,380	6,344
Cash and cash equivalents - End of the period	$ 6,501	$ 8,442